VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Restricted cash	$ 729	$ 801
Financing receivables	16,537	15,376
Total Assets	35,648	49,416
Debt	20,817	20,897
Total Liabilities	29,805	42,563
Unconsolidated Subsidiaries and Affiliates
Variable Interest Entity [Line Items]
Restricted cash	709	736
Financing receivables	8,926	8,838
Total Assets	9,635	9,574
Debt	8,632	8,528
Total Liabilities	$ 8,632	$ 8,528